Contingent Payments - Summary of Contingent Payment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities in business combination [line items]
Less: Current Portion	$ 164	$ 263
Long-Term Portion	0	156
Sunrise Oil Sands Partnership
Disclosure of contingent liabilities in business combination [line items]
Contingent Payments, Beginning of Year	419	0
Initial Recognition	0	600
Liabilities Settled or Payable	(314)	(92)
Re-measurement	59	(89)
Contingent Payments, End of Year	164	419
Less: Current Portion	164	263
Long-Term Portion	0	156
FCCL Partnership
Disclosure of contingent liabilities in business combination [line items]
Contingent Payments, Beginning of Year	$ 0	236
Liabilities Settled or Payable		(487)
Re-measurement		251
Contingent Payments, End of Year		$ 0